SHARE BASED COMPENSATION - Fixed stock options (Details) € in Thousands		12 Months Ended
	Sep. 05, 2022 Y $ / shares	Dec. 31, 2022 EUR (€) Options Y shares	Dec. 31, 2022 EUR (€) $ / shares	Dec. 31, 2021 EUR (€) Y Options shares	Dec. 31, 2021 EUR (€) $ / shares
SHARE BASED COMPENSATION
Expected dividend yield (%)	0.00%	0.00%
Share price (CAD) | $ / shares	$ 6.188		$ 6.188
Issuance of share capital upon exercise of stock options		€ 14		€ 636
Cash proceeds upon exercise of fixed stock options		€ 14		636
Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)	65.32%	44.73%
Risk-free interest rate (%)	3.60%	4.20%
Expected life of options (years) | Y	0.42	0.09
Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)	75.54%	56.45%
Risk-free interest rate (%)	3.70%	4.60%
Expected life of options (years) | Y	2.00	1.68
FSO Options
SHARE BASED COMPENSATION
Share-based compensation charge		€ 2,087		€ 1,623
Granted (in shares) | Options		483,797		1,141,364
Granted (in CAD per share) | $ / shares			$ 7.70		$ 13.65
Fair value of options granted		€ 1,427	$ 1,427	€ 5,422	$ 5,422
Expected dividend yield (%)		0.00%		0.00%
Forfeiture rate (%)		0.00		0.00
Issuance of share capital upon exercise of stock options (in shares) | shares		8,000		132,220
Issuance of share capital upon exercise of stock options		€ 6		€ 347
Cash proceeds upon exercise of fixed stock options		€ 14		€ 636
FSO Options | Minimum
SHARE BASED COMPENSATION
Expected share price volatility (%)		64.10%		63.40%
Risk-free interest rate (%)		2.20%		0.80%
Expected life of options (years) | Y		5.0		4.5
Share price (CAD) | $ / shares			$ 5.60		$ 6.88
FSO Options | Maximum
SHARE BASED COMPENSATION
Expected share price volatility (%)		64.70%		64.30%
Risk-free interest rate (%)		3.70%		1.30%
Expected life of options (years) | Y				5.0
Share price (CAD) | $ / shares			$ 8.18		$ 14.04